SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Warrant Derivative Liability	$ 7,403	$ 7,403
Accrued Expenses	363,873	342,464
Prepaid Investor Services	427,318	444,411
Non-cash interest	709,936	687,529
Intangibles (Intellectual Property and Patent Cost)	293,260	259,743
Deferred Rent	4,198	4,262
Formation Expense	6,553	6,815
Net Operating Loss carryforward	8,759,357	8,546,920
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	460,772	439,958
Stock Based Compensation	84,028	51,481
Total Deferred tax assets	11,077,318	10,751,607
R&D	(170,435)	(197,604)
Gain on extinguishment of debt	(259,470)	(277,614)
Capital Raising Costs	(352,981)	(321,291)
Total deferred tax liabilities	(782,886)	(796,509)
Net deferred tax assets	10,294,432	9,955,098
Valuation allowance	(10,294,432)	(9,955,098)
Net deferred tax assets